UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22873

Name of Fund: BlackRock CoRI Funds

BlackRock CoRI 2015 Fund

BlackRock CoRI 2017 Fund

BlackRock CoRI 2019 Fund

BlackRock CoRI 2021 Fund

BlackRock CoRI 2023 Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock CoRI Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock CoRI 2015 Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Aerospace & Defense — 0.9%
Lockheed Martin Corp., 4.07%, 12/15/42	$10	$9,653
Northrop Grumman Corp., 3.25%, 8/01/23	25	24,662
United Technologies Corp.:
3.10%, 6/01/22	15	15,103
4.50%, 6/01/42	40	41,474
_________
		90,892

Air Freight & Logistics — 0.1%
FedEx Corp., 4.90%, 1/15/34	10	10,810

Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	5	7,542

Banks — 1.1%
BNP Paribas SA, 3.25%, 3/03/23	20	19,696
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,704
Wells Fargo & Co.:
3.50%, 3/08/22	25	25,781
3.45%, 2/13/23	25	24,761
5.38%, 11/02/43	20	21,956
5.61%, 1/15/44	10	11,346
_________
		118,244

Beverages — 1.1%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	10	10,520
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	25	24,043
Diageo Investment Corp., 2.88%, 5/11/22	25	24,774
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,538
PepsiCo, Inc.:
2.75%, 3/01/23	35	34,042
4.00%, 3/05/42	10	9,561
_________
		113,478

Biotechnology — 0.2%
Amgen, Inc., 6.40%, 2/01/39	15	18,681

Capital Markets — 2.3%
The Bank of New York Mellon Corp., 4.15%, 2/01/21	25	27,166
The Goldman Sachs Group, Inc.:
3.63%, 1/22/23	40	39,737
6.13%, 2/15/33	35	41,939
6.75%, 10/01/37	30	35,729
Morgan Stanley:
3.75%, 2/25/23	50	50,415
5.00%, 11/24/25	25	26,607
6.38%, 7/24/42	10	12,588

Corporate Bonds	Par (000)	Value

Capital Markets (concluded)
State Street Corp., 3.70%, 11/20/23	$10	$10,313
_________
		244,494

Chemicals — 0.8%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,304
5.38%, 3/15/44	10	10,621
The Dow Chemical Co., 7.38%, 11/01/29	5	6,641
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	24,230
Ecolab, Inc., 4.35%, 12/08/21	25	27,172
LYB International Finance BV, 4.88%, 3/15/44	5	5,227
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	5	5,984
_________
		85,179

Commercial Services & Supplies — 0.3%
Republic Services, Inc., 5.25%, 11/15/21	25	28,414

Communications Equipment — 0.2%
Cisco Systems, Inc., 5.90%, 2/15/39	20	24,025

Consumer Finance — 0.7%
American Express Co., 4.05%, 12/03/42	10	9,542
Capital One Financial Corp., 3.50%, 6/15/23	25	24,837
HSBC Finance Corp., 6.68%, 1/15/21	25	29,805
John Deere Capital Corp., 2.80%, 1/27/23	10	9,832
_________
		74,016

Diversified Financial Services — 4.7%
Bank of America Corp.:
5.63%, 7/01/20	25	28,575
3.30%, 1/11/23	45	43,974
4.13%, 1/22/24	25	25,589
5.00%, 1/21/44	20	21,010
Citigroup, Inc.:
3.88%, 10/25/23	25	25,405
5.50%, 9/13/25	25	27,507
8.13%, 7/15/39	15	22,405
6.68%, 9/13/43	10	12,389
General Electric Capital Corp.:
3.10%, 1/09/23	50	49,574
6.75%, 3/15/32	50	66,036
6.88%, 1/10/39	15	20,187

BlackRock CoRI FundS	July 31, 2014	1

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Diversified Financial Services (concluded)
JPMorgan Chase & Co.:
4.50%, 1/24/22	$75	$81,348
3.38%, 5/01/23	25	24,295
6.40%, 5/15/38	25	31,667
5.63%, 8/16/43	5	5,666
Northern Trust Corp., 3.95%, 10/30/25	10	10,376
_________
		496,003

Diversified Telecommunication Services — 2.8%
AT&T, Inc.:
3.00%, 2/15/22	25	24,773
6.30%, 1/15/38	25	30,314
5.35%, 9/01/40	15	16,285
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	12,697
Verizon Communications, Inc.:
4.50%, 9/15/20	25	27,215
5.15%, 9/15/23	50	55,334
6.40%, 9/15/33	65	80,601
6.55%, 9/15/43	40	50,234
_________
		297,453

Electric Utilities — 1.2%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	10	12,405
Duke Energy Florida, Inc., 6.40%, 6/15/38	20	26,692
Georgia Power Co., 4.30%, 3/15/42	15	15,055
Pacific Gas & Electric Co., 6.05%, 3/01/34	25	30,817
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	12,663
Virginia Electric & Power Co., 8.88%, 11/15/38	15	24,944
_________
		122,576

Energy Equipment & Services — 0.9%
Enterprise Products Operating LLC, 5.70%, 2/15/42	15	17,452
Halliburton Co., 7.45%, 9/15/39	15	21,435
Kinder Morgan Energy Partners LP:
5.30%, 9/15/20	25	27,722
6.95%, 1/15/38	5	6,060
TransCanada PipeLines Ltd., 7.63%, 1/15/39	15	21,670

Corporate Bonds	Par (000)	Value

Energy Equipment & Services (concluded)
Williams Partners LP, 6.30%, 4/15/40	$5	$5,932
_________
		100,271

Food & Staples Retailing — 0.2%
CVS Caremark Corp., 6.13%, 9/15/39	10	12,322
Walgreen Co., 3.10%, 9/15/22	10	9,770
_________
		22,092

Food Products — 0.4%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	10,474
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,080
Kraft Foods Group, Inc., 5.00%, 6/04/42	10	10,669
Mondelez International, Inc., 6.50%, 2/09/40	10	12,796
_________
		47,019

Health Care Equipment & Supplies — 0.1%
Medtronic, Inc., 4.63%, 3/15/44	6	6,208

Health Care Providers & Services — 0.8%
Cardinal Health, Inc., 3.20%, 3/15/23	15	14,826
Express Scripts Holding Co., 4.75%, 11/15/21	25	27,572
UnitedHealth Group, Inc., 6.88%, 2/15/38	15	20,266
WellPoint, Inc., 5.10%, 1/15/44	20	21,563
_________
		84,227

Hotels, Restaurants & Leisure — 0.1%
McDonald's Corp., 6.30%, 10/15/37	10	12,913

Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	15	20,243

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	11,663

Insurance — 1.4%
Aflac, Inc., 3.63%, 6/15/23	15	15,249
The Allstate Corp., 3.15%, 6/15/23	10	9,957
American International Group, Inc.:
3.38%, 8/15/20	25	25,916
4.13%, 2/15/24	25	26,079
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,866

BlackRock CoRI FundS	July 31, 2014	2

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Insurance (concluded)
AXA SA, 8.60%, 12/15/30	$5	$6,725
MetLife, Inc., 4.88%, 11/13/43	25	26,805
Prudential Financial, Inc., 6.63%, 12/01/37	10	12,789
The Travelers Cos., Inc., 4.60%, 8/01/43	10	10,440
_________
		144,826

Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc., 4.50%, 3/01/21	25	27,220

Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	13,880

Media — 2.9%
21st Century Fox America, Inc., 6.40%, 12/15/35	35	43,007
CBS Corp., 7.88%, 7/30/30	10	13,229
Comcast Corp.:
3.13%, 7/15/22	25	25,244
4.25%, 1/15/33	5	5,079
6.45%, 3/15/37	30	38,386
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.80%, 3/15/22	25	25,621
5.15%, 3/15/42	5	5,159
Discovery Communications LLC, 6.35%, 6/01/40	10	11,795
NBCUniversal Media LLC, 5.95%, 4/01/41	15	18,271
Time Warner Cable, Inc.:
6.55%, 5/01/37	15	18,579
6.75%, 6/15/39	5	6,327
Time Warner, Inc.:
4.05%, 12/15/23	25	25,614
7.63%, 4/15/31	25	34,021
5.35%, 12/15/43	10	10,742
Viacom, Inc., 4.38%, 3/15/43	10	9,222
The Walt Disney Co., 2.35%, 12/01/22	15	14,333
_________
		304,629

Metals & Mining — 1.3%
Barrick Gold Corp., 4.10%, 5/01/23	30	29,660
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	15	15,676
5.00%, 9/30/43	10	11,046
Newmont Mining Corp., 6.25%, 10/01/39	5	5,260
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	20	22,135

Corporate Bonds	Par (000)	Value

Metals & Mining (concluded)
Southern Copper Corp., 5.25%, 11/08/42	$15	$13,888
Vale Overseas Ltd.:
4.38%, 1/11/22	25	25,480
6.88%, 11/10/39	15	16,897
_________
		140,042

Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	20	18,837

Oil, Gas & Consumable Fuels — 1.4%
BP Capital Markets PLC, 2.75%, 5/10/23	25	23,857
ConocoPhillips, 6.50%, 2/01/39	10	13,207
ConocoPhillips Holding Co., 6.95%, 4/15/29	15	20,269
Devon Financing Corp. LLC, 7.88%, 9/30/31	15	21,000
Encana Corp., 6.50%, 2/01/38	15	18,785
Hess Corp., 5.60%, 2/15/41	15	17,104
Phillips 66, 5.88%, 5/01/42	5	5,886
Suncor Energy, Inc., 6.50%, 6/15/38	25	31,913
_________
		152,021

Pharmaceuticals — 1.5%
AbbVie, Inc.:
2.90%, 11/06/22	25	24,113
4.40%, 11/06/42	10	9,775
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	25,067
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	15	19,282
Merck & Co., Inc., 2.80%, 5/18/23	25	24,255
Pfizer, Inc., 7.20%, 3/15/39	25	35,113
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	23,964
_________
		161,569

Road & Rail — 0.1%
Norfolk Southern Corp., 4.84%, 10/01/41	15	15,892

Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp., 4.80%, 10/01/41	20	20,927

Software — 0.4%
Oracle Corp.:
2.50%, 10/15/22	25	23,928

BlackRock CoRI FundS	July 31, 2014	3

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Software (concluded)
Oracle Corp. (concluded):
5.38%, 7/15/40	$15	$16,980
_________
		40,908

Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	15	18,490

Technology Hardware, Storage & Peripherals — 0.3%
Hewlett-Packard Co.:
4.65%, 12/09/21	25	27,140
6.00%, 9/15/41	5	5,687
_________
		32,827

Tobacco — 0.5%
Altria Group, Inc.:
4.00%, 1/31/24	10	10,193
5.38%, 1/31/44	10	10,725
Philip Morris International, Inc.:
3.60%, 11/15/23	15	15,277
4.88%, 11/15/43	15	15,955
_________
		52,150

Wireless Telecommunication Services — 0.5%
America Movil SAB de C.V., 6.38%, 3/01/35	15	17,872
Vodafone Group PLC:
2.95%, 2/19/23	15	14,427
6.15%, 2/27/37	20	23,750
_________
		56,049

Total Corporate Bonds — 30.6%		3,236,710

U.S. Treasury Obligations

U.S. Treasury Bonds:
6.00%, 2/15/26	10	13,313
6.13%, 8/15/29	10	13,922
4.50%, 2/15/36	65	79,138
4.38%, 2/15/38	80	95,762
4.38%, 11/15/39	200	240,312
4.38%, 5/15/41	150	180,937

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bonds (concluded):
3.13%, 2/15/42	$150	$145,781
2.75%, 11/15/42	150	134,555
3.63%, 8/15/43	100	106,125
3.75%, 11/15/43	130	141,070
3.63%, 2/15/44	20	21,213
3.38%, 5/15/44	10	10,120
U.S. Treasury Notes:
2.63%, 8/15/20	150	155,074
2.38%, 12/31/20	600	608,860
2.13%, 1/31/21	20	19,963
3.63%, 2/15/21	350	382,594
3.13%, 5/15/21	230	243,854
1.75%, 5/15/23	340	320,636
2.75%, 11/15/23	130	132,691
2.75%, 2/15/24	60	61,125
2.50%, 5/15/24	30	29,855
U.S. Treasury Principal STRIPS, 0.00%, 2/15/31 (a)	6,635	3,951,706

Total U.S. Treasury Obligations — 67.0%		7,088,606

Total Long-Term Investments (Cost — $9,937,623) — 97.6%		10,325,316

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	146,038	146,038

Total Short-Term Securities (Cost — $146,038) — 1.4%		146,038

Total Investments (Cost — $10,083,661*) — 99.0%		10,471,354
Other Assets Less Liabilities — 1.0%		108,893
____________
Net Assets — 100.0%		$10,580,247

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$10,083,661
____________
Gross unrealized appreciation		$388,291
Gross unrealized depreciation		(598)
____________
Net unrealized appreciation		$387,693
____________

Notes to Schedule of Investments
(a)	Zero-coupon bond.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BlackRock CoRI FundS	July 31, 2014	4

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund

Affiliate	Net Activity	Shares Held at July 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	146,038	146,038		$35

(c)	Represents the current yield as of report date.

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

1	U.S. Treasury Long Bond	Chicago Board of Trade	September 2014	$137,406	$1,534

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

BlackRock CoRI FundS	July 31, 2014	5

Schedule of Investments (concluded)	BlackRock CoRI 2015 Fund

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$10,325,316	—	$10,325,316
Short-Term Securities	$146,038	—	—	146,038
Total	$146,038	$10,325,316	—	$10,471,354

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$1,534	—	—	$1,534

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, cash pledged for financial futures contracts of $3,000 is categorized as Level 1 within the disclosure hierarchy.

BlackRock CoRI FundS	July 31, 2014	6

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock CoRI 2017 Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Aerospace & Defense — 0.8%
Lockheed Martin Corp., 4.07%, 12/15/42	$15	$14,480
Northrop Grumman Corp., 3.25%, 8/01/23	10	9,865
United Technologies Corp.:
3.10%, 6/01/22	10	10,068
4.50%, 6/01/42	50	51,842
_________
		86,255

Air Freight & Logistics — 0.1%
FedEx Corp., 4.90%, 1/15/34	15	16,215

Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	15,083

Banks — 0.8%
BNP Paribas SA, 3.25%, 3/03/23	5	4,924
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,704
Wells Fargo & Co.:
3.45%, 2/13/23	25	24,761
5.38%, 11/02/43	30	32,934
5.61%, 1/15/44	10	11,346
_________
		88,669

Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	20	21,039
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	25	24,043
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,538
PepsiCo, Inc.:
2.75%, 3/01/23	15	14,590
4.00%, 3/05/42	20	19,123
_________
		89,333

Biotechnology — 0.2%
Amgen, Inc., 6.40%, 2/01/39	20	24,908

Capital Markets — 1.8%
The Goldman Sachs Group, Inc.:
3.63%, 1/22/23	10	9,934
6.13%, 2/15/33	45	53,922
6.75%, 10/01/37	35	41,683
Morgan Stanley:
3.75%, 2/25/23	25	25,208
5.00%, 11/24/25	25	26,607
6.38%, 7/24/42	20	25,176

Corporate Bonds	Par (000)	Value

Capital Markets (concluded)
State Street Corp., 3.70%, 11/20/23	$10	$10,313
_________
		192,843

Chemicals — 0.7%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,304
5.38%, 3/15/44	10	10,621
The Dow Chemical Co., 7.38%, 11/01/29	10	13,282
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	24,230
LYB International Finance BV, 4.88%, 3/15/44	5	5,227
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	11,968
_________
		70,632

Commercial Services & Supplies — 0.1%
Waste Management, Inc., 6.13%, 11/30/39	10	12,489

Communications Equipment — 0.3%
Cisco Systems, Inc., 5.90%, 2/15/39	25	30,032

Consumer Finance — 0.5%
American Express Co., 4.05%, 12/03/42	10	9,542
Capital One Financial Corp., 3.50%, 6/15/23	25	24,837
John Deere Capital Corp., 2.80%, 1/27/23	15	14,748
_________
		49,127

Diversified Financial Services — 4.1%
Bank of America Corp.:
3.30%, 1/11/23	45	43,973
4.13%, 1/22/24	25	25,588
5.00%, 1/21/44	30	31,516
Citigroup, Inc.:
3.88%, 10/25/23	25	25,405
5.50%, 9/13/25	25	27,507
8.13%, 7/15/39	20	29,874
6.68%, 9/13/43	25	30,972
General Electric Capital Corp.:
3.10%, 1/09/23	25	24,787
6.75%, 3/15/32	50	66,036
6.88%, 1/10/39	20	26,915
JPMorgan Chase & Co.:
3.38%, 5/01/23	50	48,590
6.40%, 5/15/38	25	31,667
5.63%, 8/16/43	15	16,999

BLACKROCK CORI FUNDS	July 31, 2014	1

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Diversified Financial Services (concluded)
Northern Trust Corp., 3.95%, 10/30/25	$10	$10,376
_________
		440,205

Diversified Telecommunication Services — 2.8%
AT&T, Inc.:
6.30%, 1/15/38	35	42,440
5.35%, 9/01/40	15	16,285
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	12,697
Verizon Communications, Inc.:
5.15%, 9/15/23	50	55,334
6.40%, 9/15/33	90	111,601
6.55%, 9/15/43	50	62,792
_________
		301,149

Electric Utilities — 1.6%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	10	12,405
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	11,854
Duke Energy Florida, Inc., 6.40%, 6/15/38	30	40,037
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	11,663
Georgia Power Co., 4.30%, 3/15/42	25	25,092
Pacific Gas & Electric Co., 6.05%, 3/01/34	30	36,980
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	12,663
Virginia Electric & Power Co., 8.88%, 11/15/38	15	24,944
_________
		175,638

Energy Equipment & Services — 0.8%
Enterprise Products Operating LLC, 5.70%, 2/15/42	15	17,452
Halliburton Co., 7.45%, 9/15/39	15	21,435
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38	15	18,180
TransCanada PipeLines Ltd., 7.63%, 1/15/39	15	21,669
Williams Partners LP, 6.30%, 4/15/40	10	11,865
_________
		90,601

Food & Staples Retailing — 0.3%
CVS Caremark Corp., 6.13%, 9/15/39	10	12,322

Corporate Bonds	Par (000)	Value

Food & Staples Retailing (concluded)
Walgreen Co., 3.10%, 9/15/22	$15	$14,656
_____________
		26,978

Food Products — 0.4%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	10,474
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,080
Kraft Foods Group, Inc., 5.00%, 6/04/42	10	10,669
Mondelez International, Inc., 6.50%, 2/09/40	10	12,796
__________
		47,019

Health Care Equipment & Supplies — 0.1%
Express Scripts Holding Co., 6.13%, 11/15/41	5	6,078
Medtronic, Inc., 4.63%, 3/15/44	7	7,243
__________
		13,321

Health Care Providers & Services — 0.6%
Cardinal Health, Inc., 3.20%, 3/15/23	10	9,884
UnitedHealth Group, Inc., 6.88%, 2/15/38	25	33,777
WellPoint, Inc., 5.10%, 1/15/44	20	21,563
__________
		65,224

Hotels, Restaurants & Leisure — 0.1%
McDonald's Corp., 6.30%, 10/15/37	10	12,913

Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	15	20,243

Insurance — 1.3%
Aflac, Inc., 3.63%, 6/15/23	10	10,166
The Allstate Corp., 3.15%, 6/15/23	15	14,935
American International Group, Inc., 4.13%, 2/15/24	25	26,079
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,866
AXA SA, 8.60%, 12/15/30	10	13,450
MetLife, Inc., 4.88%, 11/13/43	30	32,165
Prudential Financial, Inc., 6.63%, 12/01/37	15	19,184
The Travelers Cos., Inc., 4.60%, 8/01/43	10	10,440
_________
		137,285

Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	13,880

BlackRock CoRI FundS	July 31, 2014	2

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Media — 3.2%
21st Century Fox America, Inc., 6.40%, 12/15/35	$45	$55,295
CBS Corp., 7.88%, 7/30/30	10	13,228
Comcast Corp.:
3.13%, 7/15/22	25	25,244
4.25%, 1/15/33	15	15,236
6.45%, 3/15/37	35	44,784
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	10	10,319
Discovery Communications LLC, 6.35%, 6/01/40	10	11,795
NBCUniversal Media LLC, 5.95%, 4/01/41	25	30,451
Time Warner Cable, Inc.:
6.55%, 5/01/37	15	18,579
6.75%, 6/15/39	10	12,655
Time Warner, Inc.:
4.05%, 12/15/23	25	25,614
7.63%, 4/15/31	25	34,021
5.35%, 12/15/43	20	21,483
Viacom, Inc., 4.38%, 3/15/43	10	9,222
The Walt Disney Co., 2.35%, 12/01/22	10	9,556
_________
		337,482

Metals & Mining — 1.2%
Barrick Gold Corp., 4.10%, 5/01/23	25	24,717
Barrick North America Finance LLC, 5.75%, 5/01/43	5	5,141
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	10	10,450
5.00%, 9/30/43	10	11,046
Newmont Mining Corp., 6.25%, 10/01/39	10	10,520
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	15	16,601
Southern Copper Corp., 5.25%, 11/08/42	15	13,888
Vale Overseas Ltd., 6.88%, 11/10/39	30	33,794
_________
		126,157

Multiline Retail — 0.3%
Target Corp., 4.00%, 7/01/42	30	28,256

Oil, Gas & Consumable Fuels — 1.9%
BP Capital Markets PLC, 2.75%, 5/10/23	25	23,857
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	12,374
ConocoPhillips, 6.50%, 2/01/39	15	19,810

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
ConocoPhillips Holding Co., 6.95%, 4/15/29	$20	$27,026
Devon Financing Corp. LLC, 7.88%, 9/30/31	15	21,000
Encana Corp., 6.50%, 2/01/38	15	18,786
Hess Corp., 5.60%, 2/15/41	20	22,805
Phillips 66, 5.88%, 5/01/42	15	17,658
Suncor Energy, Inc., 6.50%, 6/15/38	30	38,295
_________
		201,611

Pharmaceuticals — 1.6%
AbbVie, Inc.:
2.90%, 11/06/22	25	24,113
4.40%, 11/06/42	10	9,775
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	25,067
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	15	19,282
Merck & Co., Inc., 2.80%, 5/18/23	25	24,255
Pfizer, Inc., 7.20%, 3/15/39	30	42,136
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	23,963
_________
		168,591

Road & Rail — 0.2%
Norfolk Southern Corp., 4.84%, 10/01/41	20	21,189

Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp., 4.80%, 10/01/41	30	31,391

Software — 0.4%
Oracle Corp.:
2.50%, 10/15/22	25	23,928
5.38%, 7/15/40	20	22,639
_________
		46,567

Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	15	18,490

Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	5	5,687

Tobacco — 0.7%
Altria Group, Inc.:
4.00%, 1/31/24	15	15,290
5.38%, 1/31/44	20	21,450
Philip Morris International, Inc.:
3.60%, 11/15/23	10	10,185

BlackRock CoRI FundS	July 31, 2014	3

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Tobacco (concluded)
Philip Morris International, Inc. (concluded):
4.88%, 11/15/43	$25	$26,592
_________
		73,517

Wireless Telecommunication Services — 0.6%
America Movil SAB de C.V., 6.38%, 3/01/35	20	23,830
Vodafone Group PLC:
2.95%, 2/19/23	10	9,618
6.15%, 2/27/37	25	29,688
_________
		63,136

Total Corporate Bonds — 29.3%		3,142,116

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.25%, 8/15/22	140	190,936
7.50%, 11/15/24	130	188,581
6.00%, 2/15/26	200	266,250
6.38%, 8/15/27	190	264,813
4.50%, 2/15/36	150	182,625
4.38%, 2/15/38	170	203,495
4.50%, 5/15/38	70	85,345
4.38%, 11/15/39	350	420,547
4.38%, 5/15/41	350	422,188
3.13%, 2/15/42	350	340,156
2.75%, 11/15/42	350	313,961
3.63%, 8/15/43	400	424,500
3.75%, 11/15/43	180	195,328
3.63%, 2/15/44	50	53,031
3.38%, 5/15/44	40	40,481

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
1.63%, 8/15/22	$150	$141,785
1.63%, 11/15/22	150	141,152
1.75%, 5/15/23	300	282,914
2.50%, 8/15/23	130	130,213
2.75%, 11/15/23	300	306,211
2.75%, 2/15/24	180	183,375
2.50%, 5/15/24	70	69,661
U.S. Treasury Principal STRIPS, 0.00%, 2/15/36 (a)	5,020	2,501,863
Total U.S. Treasury Obligations — 68.6%		7,349,411

Total Long-Term Investments (Cost — $10,006,875) — 97.9%		10,491,527

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	90,663	90,663
Total Short-Term Securities (Cost — $90,663) — 0.9%		90,663

Total Investments (Cost — $10,097,538*) — 98.8%		10,582,190
Other Assets Less Liabilities — 1.2%		126,098

Net Assets — 100.0%		$10,708,288

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$10,097,538

Gross unrealized appreciation		$485,758
Gross unrealized depreciation		(1,106)

Net unrealized appreciation		$484,652

Notes to Schedule of Investments
(a)	Zero-coupon bond.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at July 31, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	90,663	90,663	$23

(c)	Represents the current yield as of report date.

BlackRock CoRI FundS	July 31, 2014	4

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

1	U.S. Treasury Long Bond	Chicago Board of Trade	September 2014	$137,406	$1,534

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$10,491,527	—	$10,491,527
Short-Term Securities	$90,663	—	—	90,663
Total	$90,663	$10,491,527	—	$10,582,190

[1] See above Schedule of Investments for values in each industry.

BlackRock CoRI FundS	July 31, 20145	5

Schedule of Investments (concluded)	BlackRock CoRI 2017 Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$1,534	—	—	$1,534

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, cash pledged for financial futures contracts of $3,000 is categorized as Level 1 within the disclosure hierarchy.

BlackRock CoRI FundS	July 31, 2014	6

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock CoRI 2019 Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Aerospace & Defense — 0.8%
Lockheed Martin Corp., 4.07%, 12/15/42	$15	$14,480
Northrop Grumman Corp., 4.75%, 6/01/43	15	15,547
United Technologies Corp., 4.50%, 6/01/42	65	67,395
_________
		97,422

Air Freight & Logistics — 0.1%
FedEx Corp., 4.90%, 1/15/34	15	16,215

Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	15,083

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	20	21,039
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,538
PepsiCo, Inc., 4.00%, 3/05/42	30	28,684
_________
		60,261

Biotechnology — 0.3%
Amgen, Inc., 6.40%, 2/01/39	25	31,135

Capital Markets — 1.5%
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	50	59,913
6.75%, 10/01/37	50	59,548
Morgan Stanley:
5.00%, 11/24/25	25	26,607
6.38%, 7/24/42	20	25,176
_________
		171,244

Chemicals — 0.4%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,304
5.38%, 3/15/44	10	10,621
The Dow Chemical Co., 7.38%, 11/01/29	10	13,282
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	5	4,796
LYB International Finance BV, 4.88%, 3/15/44	5	5,228
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	11,968
_________
		51,199

Corporate Bonds	Par (000)	Value

Commercial Banks — 0.7%
Fifth Third Bancorp, 8.25%, 3/01/38	$10	$14,703
Wells Fargo & Co.:
5.38%, 11/02/43	40	43,913
5.61%, 1/15/44	15	17,019
_________
		75,635

Commercial Services & Supplies — 0.1%
Waste Management, Inc., 6.13%, 11/30/39	10	12,489

Communications Equipment — 0.3%
Cisco Systems, Inc., 5.90%, 2/15/39	30	36,038

Consumer Finance — 0.1%
American Express Co., 4.05%, 12/03/42	10	9,542

Diversified Financial Services — 2.9%
Bank of America Corp., 5.00%, 1/21/44	60	63,031
Citigroup, Inc.:
5.50%, 9/13/25	25	27,507
8.13%, 7/15/39	30	44,810
6.68%, 9/13/43	15	18,583
General Electric Capital Corp.:
6.75%, 3/15/32	60	79,244
6.88%, 1/10/39	30	40,373
JPMorgan Chase & Co.:
6.40%, 5/15/38	30	38,000
5.63%, 8/16/43	25	28,332
_________
		339,880

Diversified Telecommunication Services — 2.8%
AT&T, Inc.:
6.30%, 1/15/38	40	48,503
5.35%, 9/01/40	25	27,142
Telefonica Emisiones SAU, 7.05%, 6/20/36	15	19,046
Verizon Communications, Inc.:
6.40%, 9/15/33	120	148,801
6.55%, 9/15/43	65	81,630
_________
		325,122

Electric Utilities — 1.7%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	10	12,405
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	11,854
Duke Energy Florida, Inc., 6.40%, 6/15/38	40	53,383
Georgia Power Co., 4.30%, 3/15/42	30	30,110

BlackRock CoRI FundS	July 31, 2014	1

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Electric Utilities (concluded)
Pacific Gas & Electric Co., 6.05%, 3/01/34	$35	$43,143
Southern California Edison Co., Series A, 5.95%, 2/01/38	15	18,995
Virginia Electric & Power Co., 8.88%, 11/15/38	20	33,259
		203,149

Energy Equipment & Services — 1.0%
Enterprise Products Operating LLC, 5.70%, 2/15/42	20	23,269
Halliburton Co., 7.45%, 9/15/39	20	28,581
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38	20	24,239
TransCanada PipeLines Ltd., 7.63%, 1/15/39	20	28,893
Williams Partners LP, 6.30%, 4/15/40	10	11,865
		116,847

Food & Staples Retailing — 0.2%
CVS Caremark Corp., 6.13%, 9/15/39	15	18,483

Food Products — 0.6%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	15	15,710
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,080
Kraft Foods Group, Inc., 5.00%, 6/04/42	15	16,004
Mondelez International, Inc., 6.50%, 2/09/40	15	19,195
		63,989

Health Care Equipment & Supplies — 0.1%
Express Scripts Holding Co., 6.13%, 11/15/41	5	6,078
Medtronic, Inc., 4.63%, 3/15/44	8	8,277
		14,355

Health Care Providers & Services — 0.5%
UnitedHealth Group, Inc., 6.88%, 2/15/38	25	33,777
WellPoint, Inc., 5.10%, 1/15/44	25	26,954
		60,731

Hotels, Restaurants & Leisure — 0.2%
McDonald's Corp., 6.30%, 10/15/37	15	19,370

Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	20	26,991

Corporate Bonds	Par (000)	Value

Independent Power and Renewable Electricity Producers — 0.2%
Exelon Generation Co. LLC, 6.25%, 10/01/39	$15	$17,494

Insurance — 1.2%
The Allstate Corp., 4.50%, 6/15/43	15	15,538
American International Group, Inc., 4.13%, 2/15/24	25	26,079
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,866
AXA SA, 8.60%, 12/15/30	10	13,450
MetLife, Inc., 4.88%, 11/13/43	35	37,526
Prudential Financial, Inc., 6.63%, 12/01/37	20	25,578
The Travelers Cos., Inc., 4.60%, 8/01/43	15	15,660
_________
		144,697

Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	20	18,506

Media — 3.1%
21st Century Fox America, Inc., 6.40%, 12/15/35	60	73,726
CBS Corp., 7.88%, 7/30/30	10	13,229
Comcast Corp.:
4.25%, 1/15/33	20	20,315
6.45%, 3/15/37	40	51,181
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	15	15,478
Discovery Communications LLC, 6.35%, 6/01/40	10	11,795
NBCUniversal Media LLC, 5.95%, 4/01/41	35	42,632
Time Warner Cable, Inc.:
6.55%, 5/01/37	20	24,772
6.75%, 6/15/39	10	12,655
Time Warner, Inc.:
7.63%, 4/15/31	35	47,629
5.35%, 12/15/43	30	32,225
Viacom, Inc., 4.38%, 3/15/43	15	13,833
_________
		359,470

Metals & Mining — 1.2%
Barrick Gold Corp., 4.10%, 5/01/23	20	19,773
Barrick North America Finance LLC, 5.75%, 5/01/43	5	5,141
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	25	27,616
Newmont Mining Corp., 6.25%, 10/01/39	10	10,520

BlackRock CoRI FundS	July 31, 2014	2

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Metals & Mining (concluded)
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	$20	$22,135
Southern Copper Corp., 5.25%, 11/08/42	20	18,517
Vale Overseas Ltd., 6.88%, 11/10/39	35	39,426
		143,128

Multiline Retail — 0.3%
Target Corp., 4.00%, 7/01/42	40	37,675

Oil, Gas & Consumable Fuels — 1.9%
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	12,374
ConocoPhillips, 6.50%, 2/01/39	20	26,413
ConocoPhillips Holding Co., 6.95%, 4/15/29	25	33,782
Devon Financing Corp. LLC, 7.88%, 9/30/31	20	28,000
Encana Corp., 6.50%, 2/01/38	20	25,047
Hess Corp., 5.60%, 2/15/41	25	28,507
Phillips 66, 5.88%, 5/01/42	20	23,544
Suncor Energy, Inc., 6.50%, 6/15/38	35	44,678
		222,345

Pharmaceuticals — 1.1%
AbbVie, Inc., 4.40%, 11/06/42	15	14,662
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	30	38,564
Merck & Co., Inc., 2.80%, 5/18/23	25	24,255
Pfizer, Inc., 7.20%, 3/15/39	35	49,159
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	5	5,935
		132,575

Road & Rail — 0.2%
Norfolk Southern Corp., 4.84%, 10/01/41	25	26,486

Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp., 4.80%, 10/01/41	30	31,391

Software — 0.2%
Oracle Corp., 5.38%, 7/15/40	20	22,639

Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	20	24,653

Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	5	5,687

Corporate Bonds	Par (000)	Value

Tobacco — 0.6%
Altria Group, Inc., 5.38%, 1/31/44	$30	$32,176
Philip Morris International, Inc., 4.88%, 11/15/43	35	37,228

		69,404

Wireless Telecommunication Services — 0.5%
America Movil SAB de C.V., 6.38%, 3/01/35	20	23,830
Vodafone Group PLC, 6.15%, 2/27/37	30	35,626

		59,456

Total Corporate Bonds — 26.4%		3,080,786

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.63%, 2/15/25	180	264,487
6.00%, 2/15/26	110	146,438
6.13%, 8/15/29	360	501,188
4.50%, 2/15/36	280	340,900
4.38%, 2/15/38	300	359,109
4.50%, 5/15/38	190	231,652
3.50%, 2/15/39	210	219,909
4.25%, 5/15/39	135	159,047
4.38%, 11/15/39	345	414,539
4.38%, 5/15/41	460	554,875
3.13%, 2/15/42	500	485,937
2.75%, 11/15/42	410	367,783
3.63%, 8/15/43	460	488,175
3.75%, 11/15/43	480	520,875
3.63%, 2/15/44	260	275,762
3.38%, 5/15/44	285	288,429
U.S. Treasury Principal STRIPS, 0.00%, 5/15/37 (a)	5,805	2,745,121

Total U.S. Treasury Obligations — 71.6%		8,364,226

Total Long-Term Investments (Cost — $10,894,341) — 98.0%		11,445,012

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	129,745	129,745

Total Short-Term Securities (Cost — $129,745) — 1.1%		129,745

BlackRock CoRI FundS	July 31, 2014	3

Schedule of Investments July 31, 2014 (continued)	BlackRock CoRI 2019 Fund
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $11,024,086*) — 99.1%	$11,574,757
Other Assets Less Liabilities — 0.9%	109,023
_____________
Net Assets — 100.0%	$11,683,780

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$11,024,086
_____________
Gross unrealized appreciation	$551,351
Gross unrealized depreciation	(680)
_____________
Net unrealized appreciation	$550,671
_____________

Notes to Schedule of Investments
(a)	Zero-coupon bond.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at July 31, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	129,745	129,745	$28

(c)	Represents the current yield as of report date.

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities
• •

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

1	Long U.S. Treasury Bond	Chicago Board of Trade	September 2014	$137,406	$1,534

BlackRock CoRI FundS	July 31, 2014	4

Schedule of Investments (concluded)	BlackRock CoRI 2019 Fund

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$11,445,012	—	$11,445,012
Short-Term Securities	$129,745	—	—	129,745
Total	$129,745	$11,445,012	—	$11,574,757

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$1,534	—	—	$1,534

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of July 31, 2014, cash pledged for financial futures at a value of $3,000 is categorized as Level 1 within the disclosure hierarchy.

BlackRock CoRI FundS	July 31, 2014	5

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock CoRI 2021 Fund
(Percentages shown are based on Net Assets)

Bonds	Par (000)	Value

Aerospace & Defense — 1.0%
Lockheed Martin Corp., 4.07%, 12/15/42	$20	$19,307
Northrop Grumman Corp., 4.75%, 6/01/43	20	20,729
United Technologies Corp., 4.50%, 6/01/42	65	67,395
_________
		107,431

Air Freight & Logistics — 0.2%
FedEx Corp., 4.90%, 1/15/34	15	16,215

Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	15,083

Banks — 0.7%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,703
Wells Fargo & Co.:
5.38%, 11/02/43	40	43,913
5.61%, 1/15/44	20	22,692
_________
		81,308

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	25	26,299
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,538
PepsiCo, Inc., 4.00%, 3/05/42	30	28,684
_________
		65,521

Biotechnology — 0.3%
Amgen, Inc., 6.40%, 2/01/39	30	37,362

Capital Markets — 1.6%
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	60	71,895
6.75%, 10/01/37	55	65,503
Morgan Stanley, 6.38%, 7/24/42	30	37,764
_________
		175,162

Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,304
5.38%, 3/15/44	15	15,931
The Dow Chemical Co., 7.38%, 11/01/29	15	19,924
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	10	9,593
LYB International Finance BV, 4.88%, 3/15/44	5	5,227

Corporate Bonds	Par (000)	Value

Chemicals (concluded)
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	$10	$11,968
_________
		67,947

Commercial Services & Supplies — 0.2%
Waste Management, Inc., 6.13%, 11/30/39	15	18,734

Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	35	42,045

Consumer Finance — 0.1%
American Express Co., 4.05%, 12/03/42	10	9,542

Diversified Financial Services — 3.3%
Bank of America Corp., 5.00%, 1/21/44	65	68,284
Citigroup, Inc.:
8.13%, 7/15/39	40	59,747
6.68%, 9/13/43	20	24,777
General Electric Capital Corp.:
6.75%, 3/15/32	65	85,847
6.88%, 1/10/39	35	47,102
JPMorgan Chase & Co.:
6.40%, 5/15/38	35	44,333
5.63%, 8/16/43	25	28,332
_________
		358,422

Diversified Telecommunication Services — 3.4%
AT&T, Inc.:
6.30%, 1/15/38	45	54,565
5.35%, 9/01/40	25	27,142
Telefonica Emisiones SAU, 7.05%, 6/20/36	20	25,395
Verizon Communications, Inc.:
6.40%, 9/15/33	130	161,201
6.55%, 9/15/43	80	100,468
_________
		368,771

Electric Utilities — 2.3%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	15	18,607
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	15	17,780
Duke Energy Florida, Inc., 6.40%, 6/15/38	40	53,383
Exelon Generation Co. LLC, 6.25%, 10/01/39	20	23,326
Georgia Power Co., 4.30%, 3/15/42	25	25,092
Pacific Gas & Electric Co., 6.05%, 3/01/34	40	49,307

BLACKROCK CORI FUNDS	July 31, 2014	1

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Electric Utilities (concluded)
Southern California Edison Co., Series A, 5.95%, 2/01/38	$20	$25,327
Virginia Electric & Power Co., 8.88%, 11/15/38	20	33,259
		246,081

Energy Equipment & Services — 1.3%
Enterprise Products Operating LLC, 5.70%, 2/15/42	25	29,086
Halliburton Co., 7.45%, 9/15/39	25	35,726
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38	25	30,299
TransCanada PipeLines Ltd., 7.63%, 1/15/39	25	36,116
Williams Partners LP, 6.30%, 4/15/40	10	11,865
		143,092

Food & Staples Retailing — 0.2%
CVS Caremark Corp., 6.13%, 9/15/39	20	24,643

Food Products — 0.7%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	20,947
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,080
Kraft Foods Group, Inc., 5.00%, 6/04/42	15	16,004
Mondelez International, Inc., 6.50%, 2/09/40	20	25,593
		75,624

Health Care Equipment & Supplies — 0.1%
Express Scripts Holding Co., 6.13%, 11/15/41	5	6,078
Medtronic, Inc., 4.63%, 3/15/44	9	9,312
		15,390

Health Care Providers & Services — 0.6%
UnitedHealth Group, Inc., 6.88%, 2/15/38	25	33,777
WellPoint, Inc., 5.10%, 1/15/44	30	32,344
		66,121

Hotels, Restaurants & Leisure — 0.2%
McDonald's Corp., 6.30%, 10/15/37	20	25,826

Household Products — 0.3%
Kimberly-Clark Corp., 6.63%, 8/01/37	25	33,738

Corporate Bonds	Par (000)	Value

Insurance — 1.2%
The Allstate Corp., 4.50%, 6/15/43	$15	$15,538
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,866
AXA SA, 8.60%, 12/15/30	10	13,450
MetLife, Inc., 4.88%, 11/13/43	40	42,887
Prudential Financial, Inc., 6.63%, 12/01/37	25	31,973
The Travelers Cos., Inc., 4.60%, 8/01/43	20	20,880
_________
		135,594

Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	25	23,133

Media — 3.8%
21st Century Fox America, Inc., 6.40%, 12/15/35	65	79,870
CBS Corp., 7.88%, 7/30/30	10	13,229
Comcast Corp.:
4.25%, 1/15/33	30	30,473
6.45%, 3/15/37	45	57,579
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	20	20,637
Discovery Communications LLC, 6.35%, 6/01/40	10	11,795
NBCUniversal Media LLC, 5.95%, 4/01/41	35	42,632
Time Warner Cable, Inc.:
6.55%, 5/01/37	25	30,964
6.75%, 6/15/39	10	12,655
Time Warner, Inc.:
7.63%, 4/15/31	45	61,237
5.35%, 12/15/43	30	32,225
Viacom, Inc., 4.38%, 3/15/43	20	18,445
_________
		411,741

Metals & Mining — 1.4%
Barrick North America Finance LLC, 5.75%, 5/01/43	20	20,563
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	25	27,616
Newmont Mining Corp., 6.25%, 10/01/39	10	10,520
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	20	22,135
Southern Copper Corp., 5.25%, 11/08/42	25	23,146

BlackRock CoRI FundS	July 31, 2014	2

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Metals & Mining (concluded)
Vale Overseas Ltd., 6.88%, 11/10/39	$40	$45,059
		149,039

Multiline Retail — 0.3%
Target Corp., 4.00%, 7/01/42	40	37,675

Oil, Gas & Consumable Fuels — 2.3%
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	12,374
ConocoPhillips, 6.50%, 2/01/39	25	33,017
ConocoPhillips Holding Co., 6.95%, 4/15/29	30	40,539
Devon Financing Corp. LLC, 7.88%, 9/30/31	25	35,000
Encana Corp., 6.50%, 2/01/38	25	31,309
Hess Corp., 5.60%, 2/15/41	25	28,507
Phillips 66, 5.88%, 5/01/42	20	23,544
Suncor Energy, Inc., 6.50%, 6/15/38	40	51,060
		255,350

Pharmaceuticals — 1.1%
AbbVie, Inc., 4.40%, 11/06/42	20	19,549
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	25	32,137
Pfizer, Inc., 7.20%, 3/15/39	40	56,181
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	11,869
		119,736

Road & Rail — 0.3%
Norfolk Southern Corp., 4.84%, 10/01/41	30	31,783

Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp., 4.80%, 10/01/41	35	36,623

Software — 0.2%
Oracle Corp., 5.38%, 7/15/40	20	22,639

Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	20	24,653

Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	5	5,687

Tobacco — 0.6%
Altria Group, Inc., 5.38%, 1/31/44	25	26,813

Corporate Bonds	Par (000)	Value

Tobacco (concluded)
Philip Morris International, Inc., 4.88%, 11/15/43	$35	$37,228
_________
		64,041

Wireless Telecommunication Services — 0.7%
America Movil SAB de C.V., 6.38%, 3/01/35	25	29,787
Vodafone Group PLC, 6.15%, 2/27/37	35	41,564
_________
		71,351

Total Corporate Bonds — 30.9%		3,383,103

U.S. Treasury Obligations

U.S. Treasury Bonds:
6.75%, 8/15/26	115	162,977
5.50%, 8/15/28	30	39,136
5.25%, 2/15/29	30	38,358
6.13%, 8/15/29	20	27,844
4.75%, 2/15/37	90	113,400
4.38%, 2/15/38	190	227,436
4.50%, 5/15/38	260	316,997
3.50%, 2/15/39	20	20,944
4.25%, 5/15/39	190	223,844
4.38%, 11/15/39	205	246,320
4.38%, 5/15/41	230	277,437
2.75%, 11/15/42	230	206,317
3.63%, 8/15/43	270	286,537
3.75%, 11/15/43	320	347,250
3.63%, 2/15/44	205	217,428
3.38%, 5/15/44	115	116,384
U.S. Treasury Principal STRIPS, 0.00%, 5/15/39 (a)	10,175	4,437,419

Total U.S. Treasury Obligations — 66.9%		7,306,028

Total Long-Term Investments (Cost — $10,059,971) — 97.8%		10,689,131

Short-Term Securities – 1.1%	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	120,365	120,365

Total Short-Term Securities (Cost — $120,365) — 1.1%		120,365

BlackRock CoRI FundS	July 31, 2014	3

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $10,180,336*) — 98.9%	$10,809,496
Other Assets Less Liabilities — 1.1%	115,851
Net Assets — 100.0%	$10,925,347

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,180,336
Gross unrealized appreciation	$629,217
Gross unrealized depreciation	(57)
Net unrealized appreciation	$629,160

Notes to Schedule of Investments
(a)	Zero-coupon bond.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at July 31, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	120,365	120,365	$40

(c)	Represents the current yield as of report date.

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

1	U.S. Treasury Long Bond	Chicago Board of Trade	September 2014	$137,406	$1,534

BlackRock CoRI FundS	July 31, 2014	4

Schedule of Investments (concluded)	BlackRock CoRI 2021 Fund

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$10,689,131	—	$10,689,131
Short-Term Securities	$120,365	—	—	120,365

Total	$120,365	$10,689,131	—	$10,809,496

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$1,534	—	—	$1,534

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, cash pledged for financial futures at a value of $8,000 is categorized as Level 1 within the disclosure hierarchy.

BlackRock CoRI FundS	July 31, 2014	5

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock CoRI 2023 Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Aerospace & Defense — 1.1%
Lockheed Martin Corp., 4.07%, 12/15/42	$25	$24,133
Northrop Grumman Corp., 4.75%, 6/01/43	15	15,547
United Technologies Corp., 4.50%, 6/01/42	80	82,948
_________
		122,628

Air Freight & Logistics — 0.2%
FedEx Corp., 4.90%, 1/15/34	20	21,619

Automobiles — 0.2%
Daimler Finance North America LLC, 8.50%, 1/18/31	15	22,625

Banks — 0.7%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,703
Wells Fargo & Co.:
5.38%, 11/02/43	40	43,913
5.61%, 1/15/44	20	22,692
_________
		81,308

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	25	26,299
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,538
PepsiCo, Inc., 4.00%, 3/05/42	35	33,465
_________
		70,302

Biotechnology — 0.4%
Amgen, Inc., 6.40%, 2/01/39	35	43,589

Capital Markets — 1.6%
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	60	71,895
6.75%, 10/01/37	55	65,503
Morgan Stanley, 6.38%, 7/24/42	30	37,764
_________
		175,162

Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,304
5.38%, 3/15/44	15	15,931
The Dow Chemical Co., 7.38%, 11/01/29	10	13,282
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	10	9,593
LYB International Finance BV, 4.88%, 3/15/44	5	5,228

Corporate Bonds	Par (000)	Value

Chemicals (concluded)
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	$15	$17,951
_________
		67,289

Commercial Services & Supplies — 0.2%
Waste Management, Inc., 6.13%, 11/30/39	15	18,734

Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	40	48,051

Consumer Finance — 0.1%
American Express Co., 4.05%, 12/03/42	10	9,542

Diversified Financial Services — 3.9%
Bank of America Corp.:
5.00%, 1/21/44	75	78,789
4.88%, 4/01/44	25	25,727
Citigroup, Inc.:
8.13%, 7/15/39	45	67,216
6.68%, 9/13/43	20	24,777
General Electric Capital Corp.:
6.75%, 3/15/32	75	99,054
6.88%, 1/10/39	40	53,831
JPMorgan Chase & Co.:
6.40%, 5/15/38	35	44,333
5.63%, 8/16/43	30	33,998
_________
		427,725

Diversified Telecommunication Services — 3.8%
AT&T, Inc.:
6.30%, 1/15/38	55	66,691
5.35%, 9/01/40	35	37,998
Telefonica Emisiones SAU, 7.05%, 6/20/36	20	25,395
Verizon Communications, Inc.:
6.40%, 9/15/33	145	179,801
6.55%, 9/15/43	90	113,027
_________
		422,912

Electric Utilities — 2.5%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	25	31,013
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	15	17,780
Duke Energy Florida, Inc., 6.40%, 6/15/38	45	60,056
Exelon Generation Co. LLC, 6.25%, 10/01/39	20	23,326
Georgia Power Co., 4.30%, 3/15/42	35	35,128

BLACKROCK CORI FUNDS	July 31, 2014	1

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Electric Utilities (concluded)
Pacific Gas & Electric Co., 6.05%, 3/01/34	$45	$55,470
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	25,327
Virginia Electric & Power Co., 8.88%, 11/15/38	20	33,259
		281,359

Energy Equipment & Services — 1.3%
Enterprise Products Operating LLC, 5.70%, 2/15/42	25	29,086
Halliburton Co., 7.45%, 9/15/39	25	35,726
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38	25	30,300
TransCanada PipeLines Ltd., 7.63%, 1/15/39	25	36,116
Williams Partners LP, 6.30%, 4/15/40	15	17,797
		149,025

Food & Staples Retailing — 0.2%
CVS Caremark Corp., 6.13%, 9/15/39	20	24,643

Food Products — 0.8%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	20,947
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,080
Kraft Foods Group, Inc., 5.00%, 6/04/42	20	21,339
Mondelez International, Inc., 6.50%, 2/09/40	30	38,390
		93,756

Health Care Equipment & Supplies — 0.2%
Express Scripts Holding Co., 6.13%, 11/15/41	5	6,078
Medtronic, Inc., 4.63%, 3/15/44	10	10,347
		16,425

Health Care Providers & Services — 0.7%
UnitedHealth Group, Inc., 6.88%, 2/15/38	30	40,533
WellPoint, Inc., 5.10%, 1/15/44	30	32,344
		72,877

Hotels, Restaurants & Leisure — 0.2%
McDonald's Corp., 6.30%, 10/15/37	20	25,826

Household Products — 0.3%
Kimberly-Clark Corp., 6.63%, 8/01/37	25	33,738

Corporate Bonds	Par (000)	Value

Insurance — 1.4%
The Allstate Corp., 4.50%, 6/15/43	$20	$20,717
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,866
AXA SA, 8.60%, 12/15/30	15	20,175
MetLife, Inc., 4.88%, 11/13/43	45	48,248
Prudential Financial, Inc., 6.63%, 12/01/37	30	38,367
The Travelers Cos., Inc., 4.60%, 8/01/43	20	20,880
_________
		159,253

Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	25	23,133

Media — 4.0%
21st Century Fox America, Inc., 6.40%, 12/15/35	70	86,014
CBS Corp., 7.88%, 7/30/30	10	13,229
Comcast Corp.:
4.25%, 1/15/33	35	35,551
6.45%, 3/15/37	50	63,977
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	20	20,637
Discovery Communications LLC, 6.35%, 6/01/40	10	11,795
NBCUniversal Media LLC, 5.95%, 4/01/41	40	48,722
Time Warner Cable, Inc.:
6.55%, 5/01/37	30	37,157
6.75%, 6/15/39	10	12,655
Time Warner, Inc.:
7.63%, 4/15/31	45	61,237
5.35%, 12/15/43	35	37,596
Viacom, Inc., 4.38%, 3/15/43	20	18,445
_________
		447,015

Metals & Mining — 1.5%
Barrick North America Finance LLC, 5.75%, 5/01/43	20	20,563
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	30	33,139
Newmont Mining Corp., 6.25%, 10/01/39	15	15,780
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	25	27,669
Southern Copper Corp., 5.25%, 11/08/42	25	23,146

BlackRock CoRI FundS	July 31, 2014	2

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Metals & Mining (concluded)
Vale Overseas Ltd., 6.88%, 11/10/39	$45	$50,691
__________
		170,988

Multiline Retail — 0.4%
Target Corp., 4.00%, 7/01/42	45	42,384

Oil, Gas & Consumable Fuels — 2.5%
Canadian Natural Resources Ltd., 6.25%, 3/15/38	20	24,748
ConocoPhillips, 6.50%, 2/01/39	30	39,620
ConocoPhillips Holding Co., 6.95%, 4/15/29	30	40,539
Devon Financing Corp. LLC, 7.88%, 9/30/31	25	35,000
Encana Corp., 6.50%, 2/01/38	25	31,309
Hess Corp., 5.60%, 2/15/41	30	34,208
Phillips 66, 5.88%, 5/01/42	15	17,658
Suncor Energy, Inc., 6.50%, 6/15/38	45	57,443
__________
		280,525

Pharmaceuticals — 1.4%
AbbVie, Inc., 4.40%, 11/06/42	20	19,549
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	25	32,137
Merck & Co., Inc., 4.15%, 5/18/43	25	24,496
Pfizer, Inc., 7.20%, 3/15/39	45	63,204
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	11,869
__________
		151,255

Road & Rail — 0.3%
Norfolk Southern Corp., 4.84%, 10/01/41	35	37,080

Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp., 4.80%, 10/01/41	35	36,623

Software — 0.3%
Oracle Corp., 5.38%, 7/15/40	25	28,299

Specialty Retail — 0.3%
The Home Depot, Inc., 5.88%, 12/16/36	25	30,817

Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	5	5,687

Tobacco — 0.6%
Altria Group, Inc., 5.38%, 1/31/44	25	26,813

Corporate Bonds	Par (000)	Value

Tobacco (concluded)
Philip Morris International, Inc., 4.88%, 11/15/43	$40	$42,547
_________
		69,360

Wireless Telecommunication Services — 0.8%
America Movil SAB de C.V., 6.38%, 3/01/35	30	35,745
Vodafone Group PLC, 6.15%, 2/27/37	40	47,501
_________
		83,246

Total Corporate Bonds — 34.1%		3,794,800

U.S. Treasury Obligations

U.S. Treasury Bonds:
5.50%, 8/15/28	20	26,091
6.13%, 8/15/29	20	27,844
4.75%, 2/15/37	100	126,000
4.38%, 2/15/38	170	203,495
4.50%, 5/15/38	220	268,228
3.50%, 2/15/39	175	183,258
4.25%, 5/15/39	180	212,062
4.38%, 11/15/39	100	120,156
4.38%, 5/15/41	30	36,188
2.75%, 11/15/42	50	44,852
3.63%, 8/15/43	130	137,963
3.75%, 11/15/43	400	434,062
3.63%, 2/15/44	130	137,881
3.38%, 5/15/44	175	177,105
U.S. Treasury Principal STRIPS, 0.00%, 2/15/43 (a)	13,200	4,945,195

Total U.S. Treasury Obligations — 63.7%		7,080,380

Total Long-Term Investments (Cost — $10,141,912) — 97.8%		10,875,180

Short-Term Securities – 1.1%	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	115,962	115,962

Total Short-Term Securities (Cost — $115,962) — 1.1%		115,962

BlackRock CoRI FundS	July 31, 2014	3

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund
(Percentages shown are based on Net Assets)

Value

Total Investments (Cost — $10,257,874*) — 98.9%	$10,991,142
Other Assets Less Liabilities — 1.1%	126,330
_____________
Net Assets — 100.0%	$11,117,472

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,257,874
_____________
Gross unrealized appreciation	$733,268
Gross unrealized depreciation	—
_____________
Net unrealized appreciation	$733,268
_____________

Notes to Schedule of Investments
(a)	Zero-coupon bond.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at July 31, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	115,962	115,962	$39

(c)	Represents the current yield as of report date.

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

1	U.S. Treasury Long Bond	Chicago Board of Trade	September 2014	$137,406	$1,534

BlackRock CoRI FundS	July 31, 2014	4

Schedule of Investments (concluded)	BlackRock CoRI 2023 Fund

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$10,875,180	—	$10,875,180
Short-Term Securities	$115,962	—	—	115,962

Total	$115,962	$10,875,180	—	$10,991,142

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$1,534	—	—	$1,534

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, cash pledged for financial futures contracts at a value of $8,000 is categorized as Level 1 within the disclosure hierarchy.

BlackRock CoRI FundS	July 31, 2014	5

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock CoRI Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock CoRI Funds

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock CoRI Funds

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock CoRI Funds

Date: September 25, 2014